Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	¥ 571,352	$ 80,431	¥ 394,726	¥ 451,710
Income tax expense at 15%	85,703	12,064	59,209	67,757
Adjustments:
Non-deductible expenses	5,888	829	7,924	17,795
Tax-exempt income	(11,993)	(1,688)	(500)	(2,181)
Utilization of deferred tax benefits previously not recognized	(6,211)	(874)	(3,093)	(29)
Deferred tax benefits not recognized	42,830	6,029	22,606	10,356
Tax credits for research and development expense	(85,372)	(12,018)	(76,835)	(59,633)
Tax rate differential	21,542	3,032	10,901	16,517
(Over)/under provision in respect of previous years	81,968	11,539	27,303	(21,523)
Withholding tax expense	14,872	2,094	11,535	14,639
Others	(731)	(103)	15	118
Consolidated income tax expense reported in the statement of profit or loss	¥ 148,496	$ 20,904	¥ 59,065	¥ 43,816